Bridge Builder International Equity Fund
Bridge Builder International Equity Fund
Investment Objective
The investment objective of the Bridge Builder International Equity Fund (the “Fund” or the “International Equity Fund”) is to provide capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Bridge Builder International Equity Fund Bridge Builder International Equity Fund
Management Fees	0.60%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.10%	[2]
Total Annual Fund Operating Expenses	0.70%
Less Waivers	(0.23%)	[1]
Net Annual Fund Operating Expenses	0.47%
[1]	Olive Street Investment Advisers, LLC (the "Adviser") has contractually agreed, until at least October 28, 2017, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay the Fund's Sub-advisers. This contractual agreement may only be changed or eliminated before October 28, 2017 with the approval of the Board of Trustees (the "Board"). Such waivers are not subject to reimbursement by the Fund.
[2]	Other Expenses include acquired fund fees and expenses.

Example
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Adviser’s agreement to waive management fees until October 28, 2017).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Bridge Builder International Equity Fund | Bridge Builder International Equity Fund | USD ($)	48	201	367	849

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period from July 6, 2015 (the Fund's inception) through June 30, 2016, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities and other instruments, such as derivative instruments (see below), with economic characteristics similar to equity securities, and certain investment companies that seek to track the performance of equity securities. The Fund will primarily invest in non-U.S. dollar denominated securities of large capitalization companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund may also invest in securities of medium and small capitalization companies. The Fund invests principally in equity securities issued by companies in developed countries, but may also invest in companies in emerging markets or developing countries. The Fund may also invest in U.S. dollar-denominated securities issued by foreign entities, American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”) that own and/or manage properties. From time to time, the Fund may also buy or sell derivatives, principally futures contracts for cash equitization purposes, and forward contracts and options for currency hedging.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that will be retained by the Fund and the Adviser (each a “Sub-adviser”). Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.

Portfolio securities may be sold at any time. Sales may occur when a Sub-adviser seeks to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, or when a Sub-adviser believes it would be appropriate to do so in order to readjust the asset allocation of the Fund’s investment portfolio.

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser currently allocates Fund assets to the following Sub-advisers: Baillie Gifford Overseas Limited (“Baillie Gifford Overseas”); BlackRock Investment Management, LLC (“BlackRock”); Edinburgh Partners Limited (“Edinburgh Partners”); Manning & Napier Advisors, LLC (“Manning & Napier”); Mondrian Investment Partners Limited (“Mondrian”); and WCM Investment Management (“WCM”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

Baillie Gifford Overseas’ Principal Investment Strategies

Baillie Gifford Overseas’ strategy will primarily invest in non-U.S. dollar denominated securities that derive a majority of their revenues or profits from a country or countries other than the United States. Baillie Gifford Overseas’ strategy aims to add value through active management, by making long-term investments in well managed, quality businesses that enjoy sustainable competitive advantages in their marketplace.

BlackRock’s Principal Investment Strategies

BlackRock invests in international equity securities with the objective of approximating as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for equity securities traded outside the United States, as represented by the MSCI EAFE Growth and MSCI EAFE Value Indices. The MSCI EAFE Growth and MSCI EAFE Value Indices measure the performance of large and mid-capitalization companies across developed markets, excluding the United States and Canada. The MSCI EAFE Growth Index focuses on companies exhibiting overall growth style characteristics, while the MSCI EAFE Value Index focuses on companies exhibiting overall value style characteristics.

Edinburgh Partners’ Principal Investment Strategies

Edinburgh Partners’ International Equity strategy employs a disciplined, long-only, value-oriented, global investment strategy to select stocks. Edinburgh Partners aims to identify and buy undervalued non-U.S. companies, including those in the emerging markets, and hold them until share prices reflect, in Edinburgh Partners’ view, their long-term earnings potential. The firm’s investment philosophy is based on the belief that a portfolio of companies with below-average five-year forward price/earnings (P/E) ratios will outperform the market over the long run. Therefore, the firm’s research focuses primarily on seeking to accurately forecast five-year forward P/E ratios. The security selection process is unconstrained, portfolio holdings are concentrated, and turnover is expected to be low.

Manning & Napier’s Principal Investment Strategies

Manning & Napier’s Core Non-U.S. Equity Strategy uses a bottom-up strategy, focusing on individual security selection to choose stocks from companies around the world. Manning & Napier analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, Manning & Napier uses fundamental analysis and looks for one or more of the following characteristics:

● Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

● Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

● Companies trading at very low valuations relative to fundamental or break-up value.

Manning & Napier’s Core Non-U.S. Equity strategy invests primarily in common stocks of foreign companies, which may be located both in developed and in emerging markets. Manning & Napier may also invest in ADRs and other U.S. dollar denominated securities of foreign issuers and U.S. stocks, as well as in stocks of small, mid-size or large companies. Manning & Napier may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

Mondrian’s Principal Investment Strategies

Mondrian’s Focused International Equity strategy will invest primarily in equity securities of non-U.S. large capitalization issuers, including the securities of emerging market companies, that in Mondrian’s opinion, are undervalued at the time of purchase based on fundamental value analysis employed by Mondrian.

WCM’s Principal Investment Strategies

WCM’s Focused Growth International strategy uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. WCM’s investment process focuses on seeking industry leading companies that WCM believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. WCM also considers other factors in selecting securities, including political risk, monetary policy risk, and regulatory risk.

Although WCM may invest in securities of companies of any size, WCM will generally invest in large, established multinational companies. WCM generally will invest in securities of companies located in different regions and in at least three different countries. From time to time, however, WCM may have a significant portion of its allocated assets invested in the securities of companies in one or a few countries or regions.

Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares varies as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You may lose money by investing in the Fund. The principal risks affecting the Fund that can cause a decline in value are:

●	Active Management Risk. A significant portion of the Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.
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American Depositary Receipts or Global Depositary Receipts Risk. ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

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Counterparty Risk. When the Fund enters into an investment contract, such as a derivative, the Fund is exposed to the risk that the other party may be unable or unwilling to fulfill its obligations, which could adversely impact the value of the Fund.

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Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.

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Derivatives Risk. An investment in derivatives (such as futures contracts, forward contracts or options) may not perform as anticipated by the Sub-advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Derivatives may create investment leverage so that when a derivative contract is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the derivative contract may not provide the anticipated protection, causing the Fund to lose money on both the contract and the exposure the Fund sought to hedge. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative contract may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of derivatives is also subject to market risk and liquidity risk, each of which is described below. The Fund’s use of forward contracts is also subject to the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation.

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Emerging Markets Securities Risk. A fund that invests a significant portion of its assets in the securities of issuers based in countries with “emerging market” economies is subject to greater levels of foreign investment risk than a fund investing primarily in more-developed foreign markets since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, the risks of investing in developed foreign countries.

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Equity Risk. The value of equity securities will rise and fall over short or extended periods of time in response to the activities of the company that issued them, general market conditions and/or economic conditions.

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Foreign Securities Risk. The risks of investing in foreign securities, including through ADRs and GDRs, can increase the potential for losses in the Fund and may include currency risk, political and economic instability, additional or fewer government regulations, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

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Geographic Focus Risk. To the extent that a significant portion of the Fund’s portfolio is invested in the securities of companies in a particular country or region, the Fund will be subject to greater risk of loss and price volatility than a fund holding more geographically diverse investments. In June 2016, the United Kingdom ("UK") voted to leave the European Union and is expected to use article 50 of the Lisbon Treaty to withdraw which has created a significant degree of uncertainty as to the withdrawal procedures and timeline.  There could be significant negative impacts on the UK and European economies, and the global economy, resulting in increased volatility and illiquidity, which may adversely affect the value of the Fund's investments.

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Growth Style Risk. The Fund is managed partially in a growth investment style. Growth stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles, as different market styles tend to shift in and out of favor depending upon market conditions and other factors. Growth stocks are stocks of companies expected to increase revenues and earnings at a faster rate than their peers.

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Investment Company and Exchange Traded Fund Risk. An investment company, including an ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

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Investment Strategy Risk. There is no assurance the Fund’s investment objective will be achieved. Investment decisions may not produce the expected results. The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

●	Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole or other similar securities.
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Larger Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit the Fund’s ability to value securities, or prevent the Fund from selling securities or closing derivative positions at desirable times or prices. .

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Market Risk. The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

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Multi-Manager and Multi-Style Management Risk. The Fund allocates its assets to multiple Sub-advisers believed to have complementary styles. These investment styles, at times, may not be complementary and could result in more exposure to certain types of securities. Because portions of the Fund’s assets are managed by different Sub-advisers using different styles, the Fund could engage in overlapping or conflicting securities transactions. Overlapping transactions could lead to multiple Sub-advisers purchasing the same or similar securities at the same time, potentially leading to the Fund holding a more concentrated position in these securities. Conversely, certain Sub-advisers may be purchasing securities at the same time other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style.

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Passive Management Risk. Because the portion of the Fund allocated to BlackRock is managed so that its total return closely corresponds with that of the MSCI EAFE Growth Index and the MSCI EAFE Value Index, the Fund faces a risk of poor performance if either index declines generally or performs poorly relative to U.S. equity indexes, other international equity indexes or individual stocks, the stock of companies which comprise either index fall out of favor with investors, or an adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in either index.

●	Real Estate Investment Trusts Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

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Redemption Risk. The Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

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Regulatory and Judicial Risk. The regulation of security transactions in the United States is a rapidly changing area of law. Securities markets are subject to legislative, regulatory and judicial actions which could have a substantial adverse effect on the Fund’s performance. In addition to United States regulation, the Fund may be affected by the actions of foreign governments, which could include actions such as the imposition of capital or currency controls, the nationalization of a company or industry of which the Fund owns securities, or the imposition of taxes that could have an adverse effect on security prices.

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Smaller Company Risk. Investments in smaller capitalization companies (including medium capitalization and small capitalization companies) may have greater risks, as these companies may have less operating history, narrower product or customer markets, and fewer managerial and financial resources than more established companies. Smaller capitalization stocks may be more volatile and have less liquidity.

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Value Style Risk. Value stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles, as different market styles tend to shift in and out of favor depending upon market conditions and other factors. Value stocks are believed to be undervalued relative to their projected underlying profitability.

Performance
As of the date of this Prospectus, the Fund does not have a full calendar year (January 1 to December 31) of performance to compare against a broad measure of market performance. Accordingly, performance information is not provided at this time. Performance information will be available after the Fund has been in operation for one calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. See the Fund’s website www.bridgebuildermutualfunds.com for updated performance information. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.